UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21637

Name of Fund: BlackRock Diversified Income Strategies Fund, Inc. (DVF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Diversified Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 - 02/29/2008

Item 1 - Report to Stockholders

EQUITIES   FIXED INCOME   REAL ESTATE
LIQUIDITY  ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock Diversified Income                                           BLACKROCK
Strategies Fund, Inc. (DVF)

SEMI-ANNUAL REPORT
FEBRUARY 29, 2008 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents
================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Semi-Annual Report:
Fund Summary .............................................................     4
The Benefits and Risks of Leveraging .....................................     5
Swap Agreements ..........................................................     5
Financial Statements:
  Schedule of Investments ................................................     6
  Statement of Assets and Liabilities ....................................    12
  Statement of Operations ................................................    12
  Statements of Changes in Net Assets ....................................    13
  Statement of Cash Flows ................................................    14
Financial Highlights .....................................................    15
Notes to Financial Statements ............................................    16
Officers and Directors ...................................................    20
Additional Information ...................................................    21


2    BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.      FEBRUARY 29, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets weathered intense bouts of volatility in 2007, only to enter 2008 with no relief. January and February proved to be trying months for equities, but strong ones for some areas of the bond market, as fears of an economic recession swelled. The Federal Reserve Board (the "Fed"), after cutting the target federal funds rate 100 basis points (1%) between September 2007 and year-end, more than matched those cuts in January alone. Responding to a slowing economy and continued fallout from chaos in the credit markets, the Fed cut interest rates 75 basis points in a rare unscheduled session on January 22, and followed with a 50-basis-point cut at its regular meeting on January 30. Another 75-basis-point cut on March 18 brought the target rate to 2.25%.

Reverberations from the U.S. subprime mortgage collapse, and the associated liquidity and credit crisis, continue to permeate global financial markets. The S&P 500 Index of U.S. stocks was down in February, marking the fourth consecutive month of negative returns. International markets, while not unscathed, generally have outperformed their U.S. counterparts so far in 2008. Emerging markets, benefiting from stronger economic growth rates, have done particularly well. In fixed income markets, fears related to the economic slowdown and related credit crisis have led to a prolonged flight to quality. Investors have largely shunned bonds associated with the housing and credit markets in favor of higher-quality government issues. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.53% by the end of February, while prices correspondingly rose.

After setting a new-issuance record in 2007, supply in the municipal bond market has been on the decline for four consecutive months (measured year over year). The market has struggled with concerns around the creditworthiness of monoline bond insurers and the failure of auctions for auction rate securities, driving yields higher and prices lower across the curve. By period-end, municipal bonds were trading at higher yields than their Treasury counterparts, a very unusual occurrence by historical standards.

Against this backdrop, the major benchmark indexes posted mixed results for the current reporting period, generally reflecting heightened investor risk aversion:

Total Returns as of February 29, 2008                                                   6-month     12-month
============================================================================================================
U.S. equities (S&P 500 Index)                                                           - 8.79%      - 3.60%
------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                            -12.91       -12.44
------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                       - 4.71       + 0.84
------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                                + 5.67       + 7.30
------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                          - 0.60       - 1.17
------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)     - 1.39       - 3.08
------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today's volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,


/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary as of February 29, 2008

Investment Objective

BlackRock Diversified Income Strategies Fund, Inc. (DVF) seeks to provide investors with a high current income by investing primarily in a diversified portfolio of floating rate debt securities and instruments, including floating or variable rate loans, bonds, preferred securities (including convertible preferred securities), notes or other debt securities or instruments that pay a floating rate of interest.

Performance

For the six-month period ended February 29, 2008, the Fund returned -14.33% based on market price, with dividends reinvested. The Fund's return based on net asset value ("NAV") was -12.48%, with dividends reinvested. For the same period, the Lipper High Current Yield Funds category posted an average return of -9.32% on a NAV basis. Fund performance was negatively affected by being overweight in CCC-rated issues, whose spreads widened more than higher-rated securities during the period. The Fund's large leverage position (approximately 25% of total assets invested) and the poor performance of bank loans also were significant detractors from performance.

Fund Information

Symbol on New York Stock Exchange .............................        DVF
Initial Offering Date ......................................... January 31, 2005
Yield on Closing Market Price as of February 29, 2008 ($13.87)*      12.98%
Current Monthly Distribution per share of Common Stock** ......       $.15
Current Annualized Distribution per share of Common Stock** ...       $1.80
Leverage as of February 29, 2008*** ...........................        26%
--------------------------------------------------------------------------------
* Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
      Past performance does not guarantee future results.
**    The distribution is not constant and is subject to change.
*** As a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Fund's market price and net asset value per share:

--------------------------------------------------------------------------------
                             2/29/08    8/31/07      Change      High      Low
--------------------------------------------------------------------------------
Market Price ............     $13.87     $17.16     (19.17%)    $17.40    $13.61
Net Asset Value .........     $14.45     $17.50     (17.43%)    $18.03    $14.34
--------------------------------------------------------------------------------

The following charts show the portfolio composition and credit quality allocations of the Fund's long-term investments:

Portfolio Composition

Asset Mix                                                   2/29/08      8/31/07
--------------------------------------------------------------------------------
Corporate Bonds .......................................       55%          60%
Floating Rate Loan Interests ..........................       43           38
Preferred Stocks ......................................        1            1
Common Stocks .........................................        1            1
--------------------------------------------------------------------------------

Credit Quality Allocations*

Credit Rating                                               2/29/08      8/31/07
--------------------------------------------------------------------------------
BB/Ba .................................................       16%          13%
B/B ...................................................       51           59
CCC/Caa ...............................................       16           14
CC/Ca .................................................        3            1
Not Rated .............................................       11           11
Other** ...............................................        3            2
--------------------------------------------------------------------------------
*     Using the higher of Standard & Poor's or Moody's Investors Service ratings.
**    Includes portfolio holdings in common and preferred stocks.


4    BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.      FEBRUARY 29, 2008

The Benefits and Risks of Leveraging

BlackRock Diversified Income Strategies Fund, Inc. (the "Fund") utilizes leverage through borrowings. The concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by the Fund on its longer-term portfolio investments. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund's Common Stock shareholders will benefit from the incremental yield.

Leverage creates risks for Common Stock shareholders including the likelihood of greater NAV and market price volatility. In addition, there is the risk that fluctuations in interest rates on borrowings may reduce the Common Stock's yield and negatively impact its NAV and market price. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Fund's net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Fund's net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Stock shareholders will be reduced.

Swap Agreements

The Fund may invest in swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified bond, basket of bonds, or index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different bond, basket of bonds or index. Swap agreements may be used to obtain exposure to a bond or market without owning or taking physical custody of securities. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.


 BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.      FEBRUARY 29, 2008    5

Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                       Par
Asset-Backed Securities                                               (000)        Value
============================================================================================
North Street Referenced Linked Notes 2000-1 Ltd.
   Series 2005-8A Class D, 19.491%
   due 6/15/2041 (a)                                              USD 1,350     $    243,000
--------------------------------------------------------------------------------------------
Total Asset-Backed Securities (Cost -- $1,350,000) -- 0.1%                           243,000
============================================================================================

============================================================================================

Floating Rate Loan Interests
============================================================================================
Airlines -- 0.4%
US Airways Group, Inc. Term Loan B, 5.625%
   due 3/23/2014                                                      1,000          783,125
============================================================================================
Auto Components -- 1.2%
Allison Transmission Term Loan B,
   5.92% - 7.90% due 8/07/2014                                        1,000          880,278
Intermet Corp.:
     First Lien Term Loan, 10.146%
       due 11/08/2010                                                   358          318,354
     Letter of Credit, 8.045% due 11/08/2010                            518          461,481
Metaldyne Corp.:
     Letter of Credit, 5.17% - 8.25%
       due 1/15/2012                                                     86           65,192
     Term Loan B, 8.25% due 1/15/2014                                   588          443,308
                                                                                ------------
                                                                                   2,168,613
============================================================================================
Beverages -- 0.2%
Culligan International Second Lien Term Loan,
   8.94% - 9.56% due 5/24/2013                                    EUR   500          432,670
============================================================================================
Biotechnology -- 0.2%
Talecris Biotherapeutics, Inc. First Lien Term Loan,
   6.57% - 6.63% due 12/06/2013                                   USD   499          398,992
============================================================================================
Chemicals -- 2.2%
Edwards Ltd. Term Loan B, 5.085%
   due 10/09/2015                                                       497          323,375
Huish Detergents, Inc. First Lien Term Loan,
   6.83% due 4/15/2014                                                  497          402,353
ISP Chemco Term Loan B, 4.875% - 6.438%
   due 5/25/2014                                                        497          446,817
Viridian Group Plc Term Loan, 7.729% - 9.43%
   due 12/21/2012                                                 GBP 1,000        1,659,182
Wellman, Inc. Second Lien Term Loan, 9.989%
   due 2/10/2010 (b)(g)                                           USD 3,000          950,001
                                                                                ------------
                                                                                   3,781,728
============================================================================================
Commercial Services & Supplies -- 6.0%
ARAMARK Corp.:
     Letter of Credit, 4.22% due 1/24/2014                              158          146,222
     Term Loan B, 6.705% due 1/24/2014                                2,487        2,301,630
Brickman Group, Inc. Term Loan, 7.143%
   due 1/23/2014                                                        744          673,659
Euramax International Plc:
     First Lien Term Loan, 7.813% due 6/29/2012                       1,218        1,031,563
     Second Lien Term Loan, 12.646%
       due 6/29/2013                                                  2,000        1,364,408
Evenflo Company, Inc. Term Loan, 7.50% - 7.581%
   due 2/15/2013                                                        495          420,750
Jason, Inc. Term Loan B, 5.621% due 4/30/2010                           498          429,716
NES Rentals Holdings, Inc. Term Loan C, 10.625%
   due 7/12/2013                                                      1,726        1,501,370
Service Master Bridge Loan, 9.59%
   due 7/24/2008                                                      2,700        1,863,000
West Corp. Term Loan, 5.465% - 5.635%
   due 10/24/2013                                                       988          837,668
                                                                                ------------
                                                                                  10,569,986
============================================================================================
Communications Equipment -- 1.0%
Alltel Corp. Term Loan B3, 5.866% due 5/18/2015                       2,000        1,812,954
============================================================================================
Computers & Peripherals -- 1.9%
Intergraph Corp. Term Loan, 9.09%
   due 11/28/2014                                                       500          455,000
Reynolds and Reynolds Co.:
     First Lien Term Loan, 6.843% due 10/31/2012                      1,810        1,584,070
     Second Lien Term Loan, 10.343%
       due 10/31/2013                                                 1,500        1,372,500
                                                                                ------------
                                                                                   3,411,570
============================================================================================
Containers & Packaging -- 2.5%
Anchor Glass Container Corp. Term Loan B, 7.08%
   due 5/03/2013                                                      1,113        1,035,282
Berry Plastics Corp. Term Loan B,
   11.646% - 11.97% due 6/15/2014                                     2,774        1,941,896
Graham Packaging Co. LP Term Loan B,
   6.813% - 7.75% due 4/15/2011                                       1,485        1,344,313
                                                                                ------------
                                                                                   4,321,491
============================================================================================
Diversified Financial Services -- 0.8%
J.G. Wentworth Manufacturing Term Loan B, 7.093%
   due 4/15/2014                                                      2,000        1,330,000
============================================================================================
Diversified Telecommunication Services -- 1.5%
Hawaiian Telcom Term Loan C, 7.08%
   due 5/30/2014                                                        282          227,086
Wind Telecomunicazione SpA Term Loan B,
   11.201% due 12/21/2011                                             2,563        2,351,727
                                                                                ------------
                                                                                   2,578,813
============================================================================================
Electrical Equipment -- 1.2%
Generac Power Systems, Inc. Second Lien
   Term Loan, 10.703% due 5/15/2014                                   3,000        2,045,001
============================================================================================
Energy Equipment & Services -- 0.9%
Dresser, Inc. First Lien Term Loan, 5.565% - 5.621%
   due 5/04/2014                                                        982          904,364
MEG Energy Corp.:
     Delayed Draw Term Loan, 6.73%
       due 4/03/2013                                                    164          147,938
     Term Loan, 6.83% due 4/03/2013                                     491          446,301
                                                                                ------------
                                                                                   1,498,603
============================================================================================
Food & Staples Retailing -- 1.9%
Bolthouse Farms, Inc. Second Lien Term Loan,
   10.33% due 12/01/2013                                                500          455,000
Dole Food Co., Inc.:
     Letter of Credit, 4.247% due 4/12/2013                             140          117,227
     Term Loan B, 5.125% - 7.125%
       due 4/12/2013                                                    309          259,144
     Term Loan C, 5.125% - 7.125%
       due 4/04/2013                                                  1,029          863,814
McJunkin Corp. Term Loan B, 8.08%
   due 1/31/2014                                                        743          699,806

See Notes to Financial Statements.


6    BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.      FEBRUARY 29, 2008

Schedule of Investments (continued)  (Percentages are shown based on Net Assets)

                                                                       Par
Floating Rate Loan Interests                                          (000)        Value
============================================================================================
Food & Staples Retailing (concluded)
Sturm Foods, Inc.:
     First Lien Term Loan, 5.813%
       due 1/30/2014                                               USD  496     $    365,571
     Second Lien Term Loan, 9.313%
       due 6/30/2014                                                  1,000          656,667
                                                                                ------------
                                                                                   3,417,229
============================================================================================
Food Products -- 0.2%
Jetro Holdings, Inc. Term Loan, 7.19%
   due 5/11/2014                                                        484          431,094
============================================================================================
Health Care Equipment & Supplies -- 0.7%
Biomet, Inc. Term Loan B, 7.858% due 3/25/2015                          500          477,875
ReAble Therapeutics Finance LLC Term Loan,
   7.83% due 5/25/2015                                                  750          705,000
                                                                                ------------
                                                                                   1,182,875
============================================================================================
Health Care Providers & Services -- 1.7%
CCS Medical First Lien Term Loan, 8.10%
   due 9/30/2012                                                        496          449,063
Community Health Systems, Inc. Term Loan B,
   5.335% due 6/18/2014                                                 952          869,916
Health Management Associates, Inc. Term Loan B,
   6.58% due 2/28/2014                                                1,985        1,705,859
                                                                                ------------
                                                                                   3,024,838
============================================================================================
Hotels, Restaurants & Leisure -- 3.3%
Golden Nugget, Inc. Term Loan Second Lien, 7.21%
   due 11/30/2014                                                       500          375,000
Great Canadian Gaming Corp. Term Loan B, 4.57%
   due 2/15/2014                                                        495          467,775
Green Valley Ranch Gaming LLC Term Loan, 6.335%
   due 8/16/2014                                                        500          375,000
Harrah's Entertainment, Inc. Term Loan B2, 6.244%
   due 1/29/2015                                                        500          458,036
Lake Las Vegas Resort Revolving Credit, 11.75%
   due 12/14/2012 (b)                                                   120           44,537
Lake Las Vegas Resort Term Loan B, 11.75%
   due 12/14/2012 (b)                                                   910          336,581
Las Vegas Sands LLC Term Loan B, 6.58%
   due 5/04/2014                                                        796          706,948
QCE LLC Second Lien Term Loan, 10.58%
   due 11/05/2013                                                     1,000          845,714
Venetian Macau US Finance Co. LLC:
     Delay Draw Term Loan, 7.08% due 5/25/2012                        1,000          903,409
     Term Loan B, 7.08% due 5/25/2013                                 1,500        1,355,114
                                                                                ------------
                                                                                   5,868,114
============================================================================================
Household Durables -- 0.6%
American Residential Services Second Lien
   Term Loan, 12% due 4/17/2015                                       1,000          985,146
============================================================================================
Household Products -- 0.6%
Spectrum Brands, Inc.:
     Letter of Credit, 2.994% due 3/30/2013                              81           71,969
     Term Loan B-2, 7.065% - 8.62%
       due 3/30/2013                                                  1,111          992,987
                                                                                ------------
                                                                                   1,064,956
============================================================================================
IT Services -- 3.4%
Activant Solutions Term Loan B, 6.75% - 7.50%
   due 5/02/2013                                                      1,639        1,384,431
Alliance Data Systems Term Loan, 8.058%
   due 12/15/2014                                                     2,000        1,860,000
Audio Visual Services Corp.:
     Second Lien Term Loan, 8.77% due 8/28/2014                         500          460,000
     Term Loan B, 5.652% due 2/28/2014                                  998          897,750
First Data Corp.:
     Term Loan B, 7.58% - 7.634% due 9/24/2014                          499          452,786
     Term Loan B2, 7.58% due 9/24/2014                                  500          453,472
     Term Loan B3, 7.58% due 9/24/2014                                  500          453,500
                                                                                ------------
                                                                                   5,961,939
============================================================================================
Independent Power Producers &
Energy Traders -- 1.0%
TXU Corp.:
     Term Loan B-2, 6.478% - 6.596%
       due 10/10/2014                                                   998          909,803
     Term Loan B-3, 6.478% - 6.596%
       due 10/10/2014                                                   998          909,426
                                                                                ------------
                                                                                   1,819,229
============================================================================================
Industrial Conglomerates -- 0.3%
Sequa Corp. Term Loan B, 8.08% due 12/03/2014                           500          469,688
============================================================================================
Insurance -- 0.3%
Alliant Insurance Services Term Loan B, 7.83%
   due 10/23/2014                                                       499          443,888
============================================================================================
Machinery -- 1.7%
Navistar International Transportation Corp.:
     Revolving Credit, 4.794% - 6.501%
       due 6/30/2012                                                    800          713,000
     Term Loan, 6.501% due 6/30/2012                                  2,200        1,960,750
Rexnord Corp. Payment In Kind Term Loan,
   12.131% due 3/02/2013 (c)                                            352          246,111
                                                                                ------------
                                                                                   2,919,861
============================================================================================
Media -- 14.6%
Affinion Group, Inc. Term Loan, 11.678%
   due 3/01/2012                                                      1,150          943,000
Alix Partners Term Loan B, 6.38% due 10/30/2013                         520          476,871
Cequel Communications LLC:
     Second Lien Term Loan, 7.739%
       due 5/04/2014                                                  2,000        1,505,000
     Term Loan B, 5.07% - 7%
       due 11/05/2013                                                   801          669,698
Charter Communications, Inc. Term Loan B, 5.26%
   due 4/30/2014                                                      1,000          877,857
ClientLogic Holding Corp. Term Loan B,
   5.744% - 7.343% due 1/30/2014                                        973          769,034
Easton-Bell Sports Inc. Term Loan B,
   10.72% - 10.82% due 5/01/2012                                      1,202        1,022,007
Education Media and Publishing:
     First Lien Term Loan, 9.141% due 5/15/2009                         212          202,841
     First Lien Term Loan B, 9.141%
       due 11/14/2014                                                 1,538        1,384,091
     Second Lien Term Loan, 13.641%
       due 11/14/2014                                                 5,500        4,785,000
Ellis Communications Term Loan, 10%
   due 12/30/2011                                                     2,000        1,870,000
Idearc, Inc. Term Loan B, 6.83% due 11/15/2014                        3,960        3,257,924

See Notes to Financial Statements.


 BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.      FEBRUARY 29, 2008    7

Schedule of Investments (continued)  (Percentages are shown based on Net Assets)

                                                                       Par
Floating Rate Loan Interests                                          (000)         Value
============================================================================================
Media (concluded)
Insight Midwest Holdings LLC Delay Draw
   Term Loan, 7% due 4/03/2014                                    USD 2,025     $  1,813,009
NEP Supershooters, LP Term Loan B, 7.108%
   due 2/16/2014                                                        992          872,569
National Cinemedia LLC Term Loan B, 6.87%
   due 2/13/2015                                                      1,500        1,279,220
Nielsen Finance LLC Term Loan B, 5.346%
   due 8/09/2013                                                      1,975        1,739,650
Penton Media Term Loan:
     5.372% - 5.375% due 2/15/2013                                      993          709,638
     8.122% due 2/15/2014                                             1,000          790,000
ProSiebenSat.1 Media AG Term Loan B, 6.77%
   due 6/30/2015                                                   EUR  500          609,534
                                                                                ------------
                                                                                  25,576,943
============================================================================================
Multi-Utilities -- 0.3%
Brand Energy & Infrastructure Services, Inc. Term
   Loan B, 5.375% - 7.105% due 2/07/2014                           USD  496          444,144
============================================================================================
Multiline Retail -- 0.7%
Neiman Marcus Group, Inc. Term Loan,
   4.931% - 6.90% due 4/06/2013                                       1,250        1,153,795
============================================================================================
Oil, Gas & Consumable Fuels -- 2.0%
Petroleum Geo-Services ASA Term Loan B, 6.58%
   due 6/28/2015                                                        498          461,846
SandRidge Energy, Inc. Term Loan B, 8.354%
   due 4/01/2014                                                      1,000          905,000
Scorpion Drilling Ltd. Second Lien Term Loan,
   12.406% due 5/08/2014                                              2,000        2,060,000
                                                                                ------------
                                                                                   3,426,846
============================================================================================
Paper & Forest Products -- 0.3%
Boise Cascade Holdings LLC Second Lien
   Term Loan, 7.50% due 2/05/2015                                       500          491,875
============================================================================================
Pharmaceuticals -- 0.7%
Pharmaceutical Technologies & Services (PTS)
   Term Loan, 7.08% due 4/10/2014                                     1,493        1,231,313
============================================================================================
Real Estate Management &
Development -- 1.2%
LNR Property Corp. Term Loan B, 5.86%
   due 7/12/2011                                                      2,640        2,151,600
============================================================================================
Road & Rail -- 0.4%
Swift Transportation Co., Inc. Term Loan B, 6.50%
   due 5/10/2014                                                        884          681,570
============================================================================================
Software -- 1.4%
Aspect Software Second Lien Term Loan, 11.50%
   due 7/05/2012                                                      3,000        2,550,000
============================================================================================
Specialty Retail -- 0.2%
Claire's Stores Term Loan B, 5.994% - 7.58%
   due 5/24/2014                                                        496          388,814
============================================================================================
Wireless Telecommunication Services -- 0.4%
IPC Systems First Lien Term Loan, 7.093%
   due 5/25/2014                                                        498          392,196
NG Wireless Term Loan, 6.021% - 7.593%
   due 7/31/2014                                                        406          386,096
                                                                                ------------
                                                                                     778,292
============================================================================================
Total Floating Rate Loan Interests
(Cost -- $120,626,160) -- 57.9%                                                  101,597,595
============================================================================================

Corporate Bonds
============================================================================================
Aerospace & Defense -- 0.9%
Vought Aircraft Industries, Inc., 8%
   due 7/15/2011                                                      1,813        1,679,291
============================================================================================
Auto Components -- 0.4%
Allison Transmission, 11.25%
   due 11/01/2015 (c)(d)                                                575          452,831
Lear Corp., 8.75% due 12/01/2016                                        385          332,062
                                                                                ------------
                                                                                     784,893
============================================================================================
Biotechnology -- 0.7%
Angiotech Pharmaceuticals, Inc., 6.826%
   due 12/01/2013 (a)                                                 1,500        1,185,000
============================================================================================
Building Products -- 1.5%
CPG International I, Inc., 11.468%
   due 7/01/2012 (a)                                                  2,500        2,075,000
Masonite International Corp., 11% due 4/06/2015                         860          593,400
                                                                                ------------
                                                                                   2,668,400
============================================================================================
Capital Markets -- 1.7%
E*Trade Financial Corp., 12.50%
   due 11/30/2017 (d)(j)                                              2,000        1,905,000
Marsico Parent Co., LLC, 10.625%
   due 1/15/2016 (d)                                                    724          651,600
Marsico Parent Holdco, LLC, 12.50%
   due 7/15/2016 (c)(d)(j)                                              248          230,640
Marsico Parent Superholdco, LLC, 14.50%
   due 1/15/2018 (c)(d)(j)                                              166          162,680
                                                                                ------------
                                                                                   2,949,920
============================================================================================
Chemicals -- 5.0%
American Pacific Corp., 9% due 2/01/2015                                440          426,800
Ames True Temper, Inc., 8.258%
   due 1/15/2012 (a)                                                  3,425        2,705,750
Hexion U.S. Finance Corp., 7.565%
   due 11/15/2014 (a)                                                 1,000          895,000
MacDermid, Inc., 9.50% due 4/15/2017 (d)                                420          369,600
NOVA Chemicals Corp., 7.863%
   due 11/15/2013 (a)                                                 2,745        2,333,250
PolyOne Corp., 6.89% due 9/22/2008                                    2,000        2,000,000
                                                                                ------------
                                                                                   8,730,400
============================================================================================
Commercial Services & Supplies -- 1.7%
PNA Intermediate Holding Corp., 10.065%
   due 2/15/2013 (a)(c)(d)                                              330          290,949
Sally Holdings LLC, 10.50% due 11/15/2016                               850          773,500
US Investigations Services, Inc., 10.50%
   due 11/01/2015 (d)                                                 1,000          830,000
West Corp., 11% due 10/15/2016                                          985          824,937
The Yankee Candle Company, Inc., 9.75%
   due 2/15/2017                                                        285          230,850
                                                                                ------------
                                                                                   2,950,236
============================================================================================
Containers & Packaging -- 6.6%
Berry Plastics Holding Corp.:
     8.866% due 9/15/2014 (a)                                         3,175        2,508,250
     8.875% due 9/15/2014                                                60           52,950
Packaging Dynamics Finance Corp., 10%
   due 5/01/2016 (d)                                                  1,570        1,240,300
Smurfit Kappa Funding Plc, 7.75% due 4/01/2015                        5,000        4,500,000
Smurfit-Stone Container Enterprises, Inc.,
   8% due 3/15/2017                                                     780          690,300
Wise Metals Group LLC, 10.25% due 5/15/2012                           2,750        2,564,375
                                                                                ------------
                                                                                  11,556,175
============================================================================================

See Notes to Financial Statements.


8    BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.      FEBRUARY 29, 2008

Schedule of Investments (continued)  (Percentages are shown based on Net Assets)

                                                                       Par
Corporate Bonds                                                       (000)        Value
============================================================================================
Diversified Financial Services -- 1.8%
Ford Motor Credit Co. LLC:
     5.80% due 1/12/2009                                           USD  210     $    202,988
     7.127% due 1/13/2012 (a)                                           815          641,351
     8.708% due 4/15/2012 (a)                                         2,500        2,393,390
                                                                                ------------
                                                                                   3,237,729
============================================================================================
Electric Utilities -- 0.9%
NSG Holdings LLC, 7.75% due 12/15/2025 (d)                            1,570        1,520,937
============================================================================================
Electronic Equipment & Instruments -- 0.8%
NXP BV, 7.008% due 10/15/2013 (a)                                     1,675        1,352,562
============================================================================================
Energy Equipment & Services -- 1.7%
Ocean RIG ASA, 8.681% due 4/04/2011 (a)                               3,000        2,940,000
============================================================================================
Food & Staples Retailing -- 0.3%
Rite Aid Corp., 9.375% due 12/15/2015                                   580          449,500
============================================================================================
Health Care Equipment & Supplies -- 3.1%
LVB Acquisition Merger Sub, Inc. (d):
     10% due 10/15/2017                                                 350          361,812
     11.625% due 10/15/2017                                             480          472,200
     10.375% due 10/15/2017 (c)                                         350          341,099
ReAble Therapeutics Finance LLC, 10.875%
   due 11/15/2014 (d)                                                 4,500        4,252,500
                                                                                ------------
                                                                                   5,427,611
============================================================================================
Health Care Providers & Services -- 0.9%
Community Health Systems, Inc. Series WI,
   8.875% due 7/15/2015                                               1,085        1,064,656
Universal Hospital Services, Inc.:
     8.288% due 6/01/2015 (a)                                           280          263,200
     8.50% due 6/01/2015 (c)                                            300          293,521
                                                                                ------------
                                                                                   1,621,377
============================================================================================
Hotels, Restaurants & Leisure -- 7.7%
Harrah's Operating Co., Inc. (d):
     10.75% due 2/01/2016                                             4,359        3,781,432
     10.75% due 2/01/2018 (c)                                         1,278        1,017,089
Little Traverse Bay Bands of Odawa Indians,
   10.25% due 2/15/2014 (d)                                             800          801,000
Pinnacle Entertainment, Inc., 7.50%
   due 6/15/2015 (d)                                                    810          623,700
Shingle Springs Tribal Gaming Authority, 9.375%
   due 6/15/2015 (d)                                                    410          364,900
Snoqualmie Entertainment Authority, 6.936%
   due 2/01/2014 (a)(d)                                                 305          263,825
Travelport LLC, 7.701% due 9/01/2014 (a)                                945          756,000
Tropicana Entertainment LLC Series WI, 9.625%
   due 12/15/2014                                                       495          237,600
Tunica-Biloxi Gaming Authority, 9%
   due 11/15/2015 (d)                                                 1,000          990,000
Universal City Florida Holding Co. I, 7.989%
   due 5/01/2010 (a)                                                  5,000        4,806,250
                                                                                ------------
                                                                                  13,641,796
============================================================================================
Household Durables -- 0.6%
Jarden Corp., 7.50% due 5/01/2017                                       525          460,031
Stanley-Martin Communities LLC, 9.75%
   due 8/15/2015                                                      1,250          600,000
                                                                                ------------
                                                                                   1,060,031
============================================================================================
Independent Power Producers &
Energy Traders -- 1.0%
Energy Future Holding Corp., 11.25%
   due 11/01/2017 (c)(d)                                              1,000          951,886
Texas Competitive Electric Holdings Co. LLC,
   10.50% due 11/01/2016 (c)(d)                                         800          772,000
                                                                                ------------
                                                                                   1,723,886
============================================================================================
Insurance -- 0.2%
USI Holdings Corp., 6.94% due 11/15/2014 (a)(d)                         490          382,812
============================================================================================
Machinery -- 1.0%
Esco Corp., 8.866% due 12/15/2013 (a)(d)                                920          814,200
RBS Global, Inc., 8.875% due 9/01/2016                                  505          429,250
Titan International, Inc., 8% due 1/15/2012                             460          443,900
                                                                                ------------
                                                                                   1,687,350
============================================================================================
Marine -- 0.1%
Navios Maritime Holdings, Inc., 9.50%
   due 12/15/2014                                                       172          165,550
============================================================================================
Media -- 8.4%
Affinion Group, Inc.:
     10.125% due 10/15/2013                                              80           78,400
     11.50% due 10/15/2015                                              240          220,800
Cablevision Systems Corp. Series B, 9.644%
   due 4/01/2009 (a)                                                  3,000        3,000,000
Canadian Satellite Radio Holdings, Inc., 12.75%
   due 2/15/2014                                                      3,000        2,805,000
NTL Cable Plc, 9.125% due 8/15/2016                                   3,725        3,129,000
Paxson Communications Corp., 7.508%
   due 1/15/2012 (a)(d)                                                 875          726,250
TL Acquisitions, Inc., 10.50% due 1/15/2015 (d)                       1,570        1,397,300
Windstream Regatta Holdings, Inc., 11%
   due 12/01/2017 (d)                                                   832          648,960
XM Satellite Radio, Inc., 7.739%
   due 5/01/2013 (a)                                                  1,120          957,600
Young Broadcasting, Inc., 10% due 3/01/2011                           2,590        1,787,100
                                                                                ------------
                                                                                  14,750,410
============================================================================================
Metals & Mining -- 2.7%
Aleris International, Inc., 9% due 12/15/2014 (c)                       850          618,863
Indalex Holding Corp. Series B, 11.50%
   due 2/01/2014                                                      1,076          850,040
RathGibson, Inc., 11.25% due 2/15/2014                                1,425        1,360,875
Ryerson, Inc., 10.614% due 11/01/2014 (a)(d)                          2,010        1,859,250
                                                                                ------------
                                                                                   4,689,028
============================================================================================
Paper & Forest Products -- 8.8%
Abitibi-Consolidated, Inc., 8.491%
   due 6/15/2011 (a)                                                  5,000        2,600,000
Ainsworth Lumber Co. Ltd. (a):
     8.58% due 10/01/2010                                             3,495        2,516,400
     8.83% due 4/01/2013                                              2,085        1,292,700
Lecta SA. (a):
     7.20% due 2/15/2014 (d)                                      EUR 1,000        1,062,699
     8.575% due 2/15/2014                                             1,000          850,159
NewPage Corp.:
     9.489% due 5/01/2012 (a)                                     USD 3,000        2,940,000
     10% due 5/01/2012 (d)                                              880          882,200
Verso Paper Holdings LLC Series B, 6.989%
   due 8/01/2014 (a)                                                  4,000        3,400,000
                                                                                ------------
                                                                                  15,544,158
============================================================================================

See Notes to Financial Statements.


 BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.      FEBRUARY 29, 2008    9

Schedule of Investments (continued)  (Percentages are shown based on Net Assets)

                                                                       Par
Corporate Bonds                                                       (000)         Value
============================================================================================
Pharmaceuticals -- 1.0%
Elan Finance Plc, 7.065% due 11/15/2011 (a)                       USD 2,000     $  1,835,000
============================================================================================
Real Estate Management & Development -- 3.2%
Realogy Corp.:
     10.50% due 4/15/2014                                             1,430        1,015,300
     11% due 4/15/2014 (c)                                            6,260        4,006,400
     12.375% due 4/15/2015                                            1,260          667,800
                                                                                ------------
                                                                                   5,689,500
============================================================================================
Road & Rail -- 0.7%
Atlantic Express Transportation Corp., 12.455%
   due 4/15/2012 (a)                                                  1,000          650,000
Swift Transportation Co., Inc., 10.815%
   due 5/15/2015 (a)(d)                                               1,520          653,600
                                                                                ------------
                                                                                   1,303,600
============================================================================================
Semiconductors & Semiconductor
Equipment -- 1.0%
Avago Technologies Finance Pte. Ltd., 8.576%
   due 6/01/2013 (a)                                                    400          397,000
Freescale Semiconductor, Inc., 9.125%
   due 12/15/2014 (c)                                                   350          266,000
Spansion, Inc., 6.201% due 6/01/2013 (a)(d)                           1,410        1,029,300
                                                                                ------------
                                                                                   1,692,300
============================================================================================
Software -- 0.3%
BMS Holdings, Inc., 12.40%
   due 2/15/2012 (a)(c)(d)                                              733          531,035
============================================================================================
Specialty Retail -- 4.0%
AutoNation, Inc., 6.258% due 4/15/2013 (a)                            2,700        2,214,000
Buffets, Inc., 12.50% due 11/01/2014 (b)                                360            9,000
General Nutrition Centers, Inc., 10.009%
   due 3/15/2014 (a)(c)                                               1,670        1,331,825
Michaels Stores, Inc.:
     10% due 11/01/2014                                               1,190        1,039,762
     11.375% due 11/01/2016                                           2,555        2,114,262
United Auto Group, Inc., 7.75% due 12/15/2016                           355          303,525
                                                                                ------------
                                                                                   7,012,374
============================================================================================
Wireless Telecommunication Services -- 5.7%
BCM Ireland Preferred Equity Ltd., 10.597%
   due 2/15/2017 (c)(d)                                           EUR   390          479,347
Centennial Communications Corp., 10.479%
   due 1/01/2013 (a)                                              USD 3,000        2,760,000
Cricket Communications, Inc.:
     9.375% due 11/01/2014                                              825          734,250
     9.375% due 11/01/2014 (d)                                          280          249,200
Digicel Group Ltd. (d):
     8.875% due 1/15/2015                                             1,070          936,250
     9.125% due 1/15/2015 (c)                                         2,129        1,815,967
FiberTower Corp. (f):
     9% due 11/15/2012 (d)                                              650          569,563
     9% due 11/15/2012                                                  350          306,688
iPCS, Inc., 5.364% due 5/01/2013 (a)                                    380          304,000
Nordic Telephone Co. Holdings ApS (d):
     8.875% due 5/01/2016                                               800          788,000
     9.881% due 5/01/2016 (a)                                     EUR   500          713,527
Orascom Telecom Finance SCA, 7.875%
   due 2/08/2014 (d)                                              USD   325          303,452
                                                                                ------------
                                                                                   9,960,244
--------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost -- $155,219,752) -- 74.4%                            130,723,105
============================================================================================

Common Stocks                                                        Shares         Value
============================================================================================
Capital Markets -- 0.2%
E*Trade Financial Corp.                                              96,809          413,374
============================================================================================
Electrical Equipment -- 1.1%
Medis Technologies Ltd. (g)                                         176,126        1,907,445
--------------------------------------------------------------------------------------------
Total Common Stocks (Cost -- $3,668,866) -- 1.3%                                   2,320,819
============================================================================================

============================================================================================
Preferred Stocks
============================================================================================
Capital Markets -- 0.0%
Marsico Parent Superholdco, LLC, 16.75% (d)(j)                           48           47,952
============================================================================================
Oil, Gas & Consumable Fuels -- 1.7%
EXCO Resources, Inc., 7% (f)                                             54          594,000
EXCO Resources, Inc., 11%                                               221        2,431,000
                                                                                ------------
                                                                                   3,025,000
--------------------------------------------------------------------------------------------
Total Preferred Stocks (Cost -- $2,795,257) -- 1.7%                                3,072,952
============================================================================================

============================================================================================

                                                        Beneficial Interest
Short-Term Securities                                                 (000)
============================================================================================
BlackRock Liquidity Series, LLC
   Cash Sweep Series, 3.76% (h)(i)                                USD 2,664        2,663,751
--------------------------------------------------------------------------------------------
Total Short-Term Securities (Cost -- $2,663,751) -- 1.5%                           2,663,751
============================================================================================

============================================================================================

                                                                  Number of
Options Purchased                                                 Contracts
============================================================================================
Call Options
Marsico Parent Superholdco LLC, expiring
   December 2009 at USD 942.86,
   Broker, Goldman Sachs & Co. (j)                                       -- (e)       22,750
--------------------------------------------------------------------------------------------
Total Options Purchased
(Premiums Paid -- $12,711) -- 0.0%                                                    22,750
============================================================================================
Total Investments (Cost -- $286,336,497*) -- 136.9%                              240,643,972

Liabilities in Excess of Other Assets -- (36.9%)                                 (64,886,567)
                                                                                ------------
Net Assets -- 100.0%                                                            $175,757,405
                                                                                ============

See Notes to Financial Statements.


10    BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.      FEBRUARY 29, 2008

Schedule of Investments (concluded)  (Percentages are shown based on Net Assets)

* The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 286,380,109
                                                                  =============
      Gross unrealized appreciation ..........................    $     977,128
      Gross unrealized depreciation ..........................      (46,713,265)
                                                                  -------------
      Net unrealized depreciation ............................    $ (45,736,137)
                                                                  =============

(a)   Floating rate security. Rate is as of report date.
(b)   Issuer filed for bankruptcy or is in default of interest payments.
(c) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(e)   Amount is less than 1 contract.
(f)   Convertible security.
(g)   Non-income producing security.
(h) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                               Net      Interest
      Affiliate                                             Activity     Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                                   $134,986    $60,869
      --------------------------------------------------------------------------

(i)   Represents the current yield as of report date.
(j)   Illiquid security.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry's sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
o Forward foreign exchange contracts as of February 29, 2008 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
                                                     Settlement    Appreciation
      Currency Purchased      Currency Sold             Date      (Depreciation)
      --------------------------------------------------------------------------
      EUR     1,345,000       USD     1,989,950       4/23/08      $    48,262
      GBP       125,000       GBP       245,104       4/23/08            2,312
      USD     8,780,607       EUR     5,989,500       4/23/08         (295,880)
      USD     1,176,909       GBP       599,000       4/23/08           (8,705)
      --------------------------------------------------------------------------
      Total Unrealized Net Depreciation on Forward
      Foreign Exchange Contracts                                   $  (254,011)
                                                                   ===========

o     Swaps outstanding as of February 29, 2008 were as follows:

      --------------------------------------------------------------------------
                                                        Notional    Unrealized
                                                         Amount    Appreciation
                                                         (000)    (Depreciation)
      --------------------------------------------------------------------------
      Sold credit default protection on
        General Motors Corp. and receive 5.25%

      Broker, Morgan Stanley Capital Services, Inc.
        Expires June 2008                             USD   3,000   $     1,053

      Sold credit default protection on
        D.R.Horton, Inc. and receive 4.65%

      Broker, Lehman Brother Special Finance
        Expires March 2009                            USD   1,000        (2,363)

      Sold credit default protection on
        Ford Motor Co. and receive 4.2%

      Broker, Deutsche Bank AG London
        Expires March 2010                            USD   4,000      (388,368)

      Sold credit default protection on
        ACES High Yield Index (10 - 13% Tranche) and receive 5.0%

      Broker, Morgan Stanley Capital Services, Inc.
        Expires March 2010                            USD   7,000      (391,767)

      Sold credit default protection on
        PagesJaunes SA and receive 2.10%

      Broker, Lehman Brother Special Finance
        Expires March 2012                            EUR   2,000      (328,901)

      Sold credit default protection on BAA
        Ferovial Junior Term Loan and receive 2.0%

      Broker, Deutsche Bank AG London
        Expires June 2012                             GBP     300       (65,515)

      Sold credit default protection on
        LCDX Index and receive 2.25%

      Broker, UBS AG
        Expires December 2012                         USD   1,000         5,492

      Sold credit default protection on
        LCDX.NA.9.V1 and receive 2.25%

      Broker, JPMorgan Chase
        Expires December 2012                         USD   1,000       (11,008)

      Pay a fixed rate of 4.823% and receive a floating rate based on 3-month LIBOR

      Broker, JPMorgan Chase
        Expires January 2013                          USD  20,000    (1,339,258)

      Pay a fixed rate of 4.853% and receive a floating rate based on 3-month LIBOR

      Broker, Lehman Brother Special Finance
        Expires March 2013                            USD  31,000    (2,113,260)
      --------------------------------------------------------------------------
      Total                                                         $(4,633,895)
                                                                    ===========

o     Currency Abbreviations:
EUR     Euro
GBP     British Pound
USD     U.S. Dollar

See Notes to Financial Statements.


 BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.      FEBRUARY 29, 2008    11

Statement of Assets and Liabilities

As of February 29, 2008 (Unaudited)
===============================================================================
Assets
-------------------------------------------------------------------------------
Investments at value -- unaffiliated
   (identified cost -- $283,660,035) .........................    $ 237,957,471
Investments at value -- affiliated
   (identified cost -- $2,663,751) ...........................        2,663,751
Option purchased at value (cost -- $12,711) ..................           22,750
Cash .........................................................        1,136,007
Unrealized appreciation on swaps .............................            6,545
Unrealized appreciation on forward foreign exchange contracts            50,574
Foreign cash (cost -- $2,834,513) ............................        2,949,410
Interest receivable ..........................................        5,075,799
Investments sold receivable ..................................          889,785
Swaps receivable .............................................          167,837
Dividends receivable .........................................           16,823
Commitment fees receivable ...................................              732
Prepaid expenses and other assets ............................            7,858
                                                                  -------------
Total assets .................................................      250,945,342
                                                                  -------------

===============================================================================
Liabilities
-------------------------------------------------------------------------------
Loan payable .................................................       63,000,000
Unrealized depreciation on unfunded loan commitments .........           58,796
Unrealized depreciation on swaps .............................        4,640,440
Unrealized depreciation on forward foreign exchange contracts           304,585
Swap premiums received .......................................          157,315
Deferred income ..............................................            5,116
Investments purchased payable ................................        6,085,534
Swaps payable ................................................          415,745
Income dividends payable .....................................          218,391
Investment advisory fees payable .............................          153,320
Interest on loans payable ....................................           50,553
Directors payable ............................................           10,725
Other affiliates payable .....................................            1,427
Other accrued expenses payable ...............................           85,990
                                                                  -------------
Total liabilities ............................................       75,187,937
                                                                  -------------

===============================================================================
Net Assets
-------------------------------------------------------------------------------
Net Assets ...................................................    $ 175,757,405
                                                                  =============

===============================================================================
Net Assets Consist of
-------------------------------------------------------------------------------
Common Stock, par value $.10 per share;
   (12,162,985 shares issued and outstanding) ................    $   1,216,299
Paid-in capital in excess of par .............................      230,596,638
Undistributed net investment income ..........................        1,549,966
Accumulated net realized loss ................................       (7,060,730)
Net unrealized depreciation ..................................      (50,544,768)
                                                                  -------------
Net assets, $14.45 net asset value per share of Common Stock .    $ 175,757,405
                                                                  =============

Statement of Operations

For the Six Months Ended February 29, 2008 (Unaudited)
===============================================================================
Investment Income
-------------------------------------------------------------------------------
Interest (including $60,869 from affiliates) .................    $  13,490,678
Dividends ....................................................          114,668
Other income .................................................          101,910
                                                                  -------------
Total income .................................................       13,707,256
                                                                  -------------

===============================================================================
Expenses
-------------------------------------------------------------------------------
Investment advisory ..........................................        1,008,293
Borrowing costs ..............................................           61,302
Professional fees ............................................           40,313
Accounting services ..........................................           34,879
Pricing ......................................................           12,532
Custodian ....................................................           12,368
Directors ....................................................           11,947
Transfer agent ...............................................            9,417
Miscellaneous ................................................           51,487
                                                                  -------------
Total expenses excluding interest expense ....................        1,242,538
Interest expense .............................................        1,873,551
                                                                  -------------
Total expenses ...............................................        3,116,089
                                                                  -------------
Net investment income ........................................       10,591,167
                                                                  -------------

===============================================================================
Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------
Net realized gain (loss) from:
   Investments ...............................................       (3,022,385)
   Swaps .....................................................          613,267
   Foreign currency transactions .............................         (296,557)
                                                                  -------------
                                                                     (2,705,675)
                                                                  -------------
Net change in unrealized appreciation/depreciation on:
   Investments ...............................................      (28,766,520)
   Unfunded loan commitments .................................          (25,184)
   Swaps .....................................................       (4,923,191)
   Foreign currency transactions .............................         (258,531)
                                                                  -------------
                                                                    (33,973,426)
                                                                  -------------
Total net realized and unrealized loss .......................      (36,679,101)
                                                                  -------------
Net Decrease in Net Assets Resulting from Operations .........    $ (26,087,934)
                                                                  =============

See Notes to Financial Statements.


12    BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.      FEBRUARY 29, 2008

Statements of Changes in Net Assets

                                                                                                     For the Six
                                                                                                     Months Ended        For the
                                                                                                     February 29,       Year Ended
                                                                                                         2008           August 31,
Increase (Decrease) in Net Assets:                                                                    (Unaudited)          2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ..........................................................................    $  10,591,167     $  22,055,888
Net realized loss ..............................................................................       (2,705,675)       (1,329,450)
Net change in unrealized depreciation ..........................................................      (33,973,426)      (13,696,073)
                                                                                                    -------------------------------
Net increase (decrease) in net assets resulting from operations ................................      (26,087,934)        7,030,365
                                                                                                    -------------------------------
===================================================================================================================================
Dividends to Shareholders from
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ..........................................................................      (10,946,687)      (21,741,425)
                                                                                                    -------------------------------
===================================================================================================================================
Common Stock Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from shares issued in reinvestment of dividends ...........               --         3,347,551
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets ...................................................................      (37,034,621)      (11,363,509)
Beginning of period ............................................................................      212,792,026       224,155,535
                                                                                                    -------------------------------
End of period ..................................................................................    $ 175,757,405     $ 212,792,026
                                                                                                    ===============================
End of period undistributed net investment income ..............................................    $   1,549,966     $   1,905,486
                                                                                                    ===============================

See Notes to Financial Statements.


 BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.      FEBRUARY 29, 2008    13

Statement of Cash Flows

For the Six Months Ended February 29, 2008 (Unaudited)
===================================================================================================================================
Cash Provided by Operating Activities
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations ..............................................................    $(26,087,934)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Decrease in receivables ...........................................................................................         403,198
Decrease in other liabilities .....................................................................................        (154,993)
Net realized and unrealized loss ..................................................................................      37,513,669
Amortization of premium and discount ..............................................................................          25,906
Paid-in-kind income ...............................................................................................        (254,938)
Realized loss on foreign currency transactions ....................................................................        (296,557)
Proceeds from sales and paydowns of long-term investments .........................................................      57,873,485
Purchases of long-term investments including options purchased ....................................................     (45,048,978)
Net purchases of short-term investments ...........................................................................        (134,986)
                                                                                                                       ------------
Net cash provided by operating activities .........................................................................      23,837,872
                                                                                                                       ------------
===================================================================================================================================
Cash Used for Financing Activities
-----------------------------------------------------------------------------------------------------------------------------------
Cash receipts from loan ...........................................................................................      35,000,000
Cash payments on loan .............................................................................................     (44,000,000)
Cash dividends paid ...............................................................................................     (10,974,619)
                                                                                                                       ------------
Net cash used for financing activities ............................................................................     (19,974,619)
                                                                                                                       ------------
===================================================================================================================================
Cash Impact from Foreign Exchange Fluctuations
-----------------------------------------------------------------------------------------------------------------------------------
Effect of exchange rate changes on cash ...........................................................................         114,897
                                                                                                                       ------------
===================================================================================================================================
Cash
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in cash ..............................................................................................       3,978,150
Cash at beginning of period .......................................................................................         107,267
                                                                                                                       ------------
Cash at end of period .............................................................................................    $  4,085,417
                                                                                                                       ============
===================================================================================================================================
Cash Flow Information
-----------------------------------------------------------------------------------------------------------------------------------
Cash paid during the period for interest ..........................................................................    $  1,937,520
                                                                                                                       ============

See Notes to Financial Statements.


14    BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.      FEBRUARY 29, 2008

Financial Highlights

                                                                                                                       For the
                                                                      For the Six               For the                 Period
                                                                      Months Ended            Year Ended              January 31,
                                                                      February 29,             August 31,             2005 1 to
                                                                         2008                                         August 31,
                                                                      (Unaudited)         2007           2006            2005
=================================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............................    $    17.50      $    18.70      $    18.38      $    19.10
                                                                      -----------------------------------------------------------
Net investment income 2 ..........................................           .87            1.83            1.77             .84
Net realized and unrealized gain (loss) ..........................         (3.02)          (1.23)            .25            (.77)
                                                                      -----------------------------------------------------------
Net increase (decrease) from investment operations ...............         (2.15)            .60            2.02             .07
                                                                      -----------------------------------------------------------
Dividends from net investment income .............................          (.90)          (1.80)          (1.70)           (.75)
                                                                      -----------------------------------------------------------
Capital charges with respect to issuance of shares ...............            --              --              -- 3          (.04)
                                                                      -----------------------------------------------------------
Net asset value, end of period ...................................    $    14.45      $    17.50      $    18.70      $    18.38
                                                                      ===========================================================
Market price, end of period ......................................    $    13.87      $    17.16      $    18.85      $    17.53
                                                                      ===========================================================
=================================================================================================================================
Total Investment Return 4
---------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .........................................        (12.48%) 5        3.00%          11.99%            .42% 5
                                                                      ===========================================================
Based on market price ............................................        (14.33%) 5         .19%          18.36%          (8.53%) 5
                                                                      ===========================================================
=================================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------------------
Total expenses, net of waiver and excluding interest expense .....          1.24% 6          1.30%           1.29%          1.00% 6
                                                                      ===========================================================
Total expenses, net of waiver ....................................          3.10% 6          3.66%           3.17%          2.20% 6
                                                                      ===========================================================
Total expenses ...................................................          3.10% 6          3.66%           3.17%          2.48% 6
                                                                      ===========================================================
Net investment income ............................................         10.54% 6          9.63%           9.57%          7.88% 6
                                                                      ===========================================================
=================================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ..................................    $  175,757       $  212,792      $  224,156     $  219,748
                                                                      ===========================================================
Portfolio turnover ...............................................            19%              72%             64%            17%
                                                                      ===========================================================
Amount of loan outstanding, end of period (000) ..................    $   63,000       $   72,000      $   88,800     $  101,400
                                                                      ===========================================================
Average amount of loan outstanding during the period (000) .......    $   69,254       $   95,465      $   86,132     $   75,543
                                                                      ===========================================================
Asset coverage, end of period, per $1,000 of loan outstanding ....    $    3,790       $    3,955      $    3,524     $    3,167
                                                                      ===========================================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Amount is less than $(.01) per share.
4 Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
5     Aggregate total investment return.
6     Annualized.

See Notes to Financial Statements.


 BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.      FEBRUARY 29, 2008    15

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Diversified Income Strategies Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature.The Fund determines, and makes available for publication, the net asset value of its Common Stock on a daily basis.

The following is a summary of significant accounting policies followed by the
Fund:

Valuation of Investments: The Fund values most of its corporate bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Fund's Board of Directors (the "Board"). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Floating rate loans are valued in accordance with guidelines established by the Board. Floating rate loan interests are valued at the mean between the last available bid prices from one or more brokers or dealers as obtained from Loan Pricing Corporation ("LPC"). For the limited number of floating rate loans for which no reliable price quotes are available, such loan interests may be valued by LPC through the use of pricing matrixes to determine valuations. If the pricing service does not provide a value for a floating rate loan, BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., will value the floating rate loan at fair value, which is intended to approximate market value.

Equity investments traded on a national securities exchange or on the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity investments traded on a national securities exchange for which there were no sales on that day and equity investments traded on other over-the-counter markets for which market quotations are readily available are valued at the last available bid price. Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and asked prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Over-the-counter ("OTC") options quotations are provided by dealers or pricing services selected under the supervision of the Board. Considerations utilized by dealers or pricing services in valuing OTC options include, but are not limited to, volatility factors of the underlying security, price movement of the underlying security in relation to the strike price and the time left until expiration of the option. Swap agreements are valued by quoted fair values received daily by the Fund's pricing service. Short-term securities may be valued at amortized cost.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of, or in accordance with, a method approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the Advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the Advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Fund are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the Advisor using a pricing service and/or procedures approved by the Board.

Floating Rate Loans: The Fund invests in floating rate loans, which are generally non-investment grade, made by banks, other financial institutions and privately and publicly offered corporations. Floating rate loans generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate. The Fund considers these investments to be investments in debt securities for purposes of its investment policies.

The Fund earns and/or pays facility and other fees on floating rate loans. Other fees earned/paid include commitment, amendment, consent, commissions and prepayment penalty fees. Facility, amendment and consent fees are typically amortized as premium and/or accreted as discount over


16    BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.      FEBRUARY 29, 2008
the term of the loan. Commitment, commission and various other fees are recorded as income. Prepayment penalty fees are recorded as gains or losses. When the Fund buys a floating rate loan it may receive a facility fee and when it sells a floating rate loan it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Other fees received by the Fund may include covenant waiver fees and covenant modification fees.

The Fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loans are usually freely callable at the issuer's option. The Fund may invest in such loans in the form of participations in loans ("Participations") and assignments of all or a portion of loans from third parties. Participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower.

In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loans, nor any rights of offset against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation.

As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. The Fund's investments in loan participation interests involve the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

Preferred Stock: The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Derivative Financial Instruments: The Fund may engage in various portfolio investment strategies to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in price of the underlying security or index, or if the counterparty does not perform under the contract. For certain instruments, the counterparty may pledge cash or securities as collateral.

o Forward foreign exchange contracts -- The Fund may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Forward currency contracts, when used by the Fund, help to manage the overall exposure to the foreign currency backing some of the investments held by the Fund. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Options -- The Fund may purchase and write call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). Written and purchased options are non-income producing investments. If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

      A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

o Credit default swaps -- The Fund may invest in credit default swaps, which are OTC contracts in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. These periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized


 BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.      FEBRUARY 29, 2008    17
      gains or losses, respectively. Gains or losses also are realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks arise from the possible inability of the counterparties to meet the terms of their contracts. The Fund is exposed to credit loss in the event of non-performance by the other party to the swap.

      The Fund may utilize credit default swaps for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Fund's exposure to interest rate risk.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Effective February 29, 2008, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The Advisor has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remain open for the years ended August 31, 2005 through August 31, 2006. The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, FASB Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission ("SEC") require that the Fund segregate assets in connection with certain investments (e.g., swaps), the Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan:
Under the deferred compensation plan approved by the Fund's Board, non-interested Directors ("Independent Directors") defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other certain BlackRock Closed-End Funds selected by the Independent Directors. This has approximately the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in other certain BlackRock Closed-End Funds. The deferred compensation, if any, is included in other assets in the Statement of Assets and Liabilities.


18    BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.      FEBRUARY 29, 2008

Notes to Financial Statements (concluded)

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund. Each Fund may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent Directors in order to match its deferred compensation obligations.

Other: Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses are pro-rated to certain Funds on the basis of relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with the Advisor to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Advisor a monthly fee at an annual rate of 0.75% of the average daily value of the Fund's net assets plus the proceeds of any outstanding borrowings used for leverage. In addition, the Advisor has entered into a separate sub-advisory agreement with BlackRock Financial Management, Inc. ("BFM"), an affiliate of the Advisor, under which the Advisor pays BFM for services it provides, a monthly fee that is a percentage of the management fee paid by the Fund to the Advisor. For the six months ended February 29, 2008, the Fund reimbursed the Advisor for certain accounting services. The reimbursements, which are included in accounting services expenses in the Statement of Operations, was $1,944.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales (including paydowns) of investments, excluding short-term securities, for the six months ended February 29, 2008 were $50,333,410 and $55,952,330, respectively.

4. Capital Stock Transactions:

The Fund is authorized to issue 200,000,000 shares of capital stock par value $0.10, all of which are initially classified as Common Stock. The Board is authorized, however, to classify and reclassify any unissued shares of capital stock without approval of the holders of Common Stock.

Shares issued and outstanding for the six months ended February 29, 2008 remained constant. Shares issued and outstanding for the year ended August 31, 2007 increased 177,522 as a result of dividend reinvestment.

5. Commitments:

The Fund may invest in floating rate loans. In connection with these investments, the Fund may, with its Advisor, also enter into unfunded corporate loans ("commitments"). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. At February 29, 2008, the Fund had outstanding commitments of approximately $677,000. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is classified in the Statement of Operations as facility and other fees, is recognized ratably over the commitment period. As of February 29, 2008, the Fund had the following unfunded loan commitments:

--------------------------------------------------------------------------------
                                                                       Value of
                                                        Unfunded      Underlying
                                                       Commitment        Loan
Borrower                                                 (000)           (000)
--------------------------------------------------------------------------------
MEG Energy Delay Draw ................................    $335           $303
Las Vegas Sands Delay Draw ...........................    $200           $178
NG Wireless ..........................................    $ 94           $ 89
Community Health .....................................    $ 48           $ 48
--------------------------------------------------------------------------------

6. Short-Term Borrowings:

The Fund is a party to a revolving credit and security agreement funded by a commercial paper asset securitization program with Citicorp North America, Inc. ("Citicorp"), as Agent, certain secondary backstop lenders and certain asset securitization conduits, as lenders (the "Lenders"). On May 16, 2007, the agreement was renewed for one year and has a maximum limit of $125,000,000. Under the Citicorp administered program, the conduits will fund advances to the Fund through highly rated commercial paper. The Fund has granted a security interest in substantially all of its assets to, and in favor of, the Lenders as security for its obligations to the Lenders. The interest rate on the Fund borrowings is based on the interest rate carried by the commercial paper plus a program fee. In addition, the Fund pays a liquidity fee to the secondary backstop lenders and the agent. The weighted average annual interest rate was 5.45% for the six months ended February 29, 2008.

7. Capital Loss Carryforward:

As of August 31, 2007, the Fund had capital loss carryforwards of $3,993,093, of which $1,755,694 expires in 2014 and $2,237,399 expires in 2015. This amount will be available to offset future realized capital gains.

8. Subsequent Event:

The Fund paid an ordinary income dividend in the amount of $0.150000 per share on March 31, 2008 to shareholders of record on March 14, 2008.


 BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.      FEBRUARY 29, 2008    19

Officers and Directors

G. Nicholas Beckwith, III, Director
Richard E. Cavanagh, Director
Richard S. Davis, Director
Kent Dixon, Director
Frank J. Fabozzi, Director
Kathleen F. Feldstein, Director
James T. Flynn, Director
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director
Karen P. Robards, Director
Robert S. Salomon, Jr., Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Custodian

State Street Bank and Trust Company
Boston, MA 02101

Transfer Agent

Computershare Trust Company, N.A.
Providence, RI 02940

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036


20    BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.      FEBRUARY 29, 2008

Additional Information

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Quarterly performance, semi-annual and annual reports and other information regarding the Fund may be found on BlackRock's website, which can be accessed at http://www.blackrock.com. This reference to BlackRock's website is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock's website into this report.


 BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.      FEBRUARY 29, 2008    21

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


22    BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.      FEBRUARY 29, 2008

This report, including the financial information herein, is transmitted to shareholders of BlackRock Diversified Income Strategies Fund, Inc. for their information. It is not a prospectus. The Fund leverages its Common Stock, which creates risk for Common Stock shareholders, including the likelihood of greater volatility of net asset value and market price of Common Stock shares, and the risk that fluctuations in short-term interest rates may reduce the Common Stock's yield. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

BlackRock Diversified Income Strategies Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                      #DISP-2/08

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Diversified Income Strategies Fund, Inc.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Diversified Income Strategies Fund, Inc.

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Diversified Income Strategies Fund, Inc.

Date: April 23, 2008


By: /s/ Neal J. Andrews
    -----------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Diversified Income Strategies Fund, Inc.

Date: April 23, 2008